OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of other accounts payable and accrued expenses
	December 31,
	2022	2021

Employees and related accruals	$2,812	$3,299
Accrued expenses	6,396	4,779

	$9,208	$8,078